Stockholders’ Equity (Deficit) (Details Narrative)																													1 Months Ended	3 Months Ended										6 Months Ended		9 Months Ended		12 Months Ended
	May 19, 2023 shares	Jan. 27, 2023 shares	Nov. 29, 2022 USD ($) $ / shares shares	Oct. 15, 2022 shares	Sep. 22, 2022 shares	Aug. 16, 2022 USD ($) $ / shares shares	Aug. 16, 2022 USD ($) $ / shares shares	Jul. 02, 2022 USD ($) $ / shares shares	Jun. 15, 2022 USD ($) $ / shares shares	May 09, 2022 USD ($) $ / shares shares	May 09, 2022 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 18, 2022 shares	Apr. 05, 2022 USD ($) $ / shares shares	Feb. 21, 2022 shares	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 27, 2022 USD ($) $ / shares shares	Jan. 26, 2022 USD ($) $ / shares shares	Nov. 01, 2021 USD ($) $ / shares shares	Oct. 28, 2021 shares	Jul. 30, 2021 USD ($) $ / shares shares	Jul. 30, 2021 USD ($) $ / shares shares	May 12, 2021 USD ($) $ / shares shares	May 12, 2021 USD ($) $ / shares shares	Sep. 15, 2020 $ / shares shares	May 18, 2020 $ / shares shares	Aug. 13, 2019 shares	Aug. 20, 2015 shares	Jul. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares		Mar. 31, 2023 shares	[1]	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares		Mar. 31, 2022 USD ($) shares		Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares		Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	May 23, 2023 $ / shares	Apr. 22, 2023 USD ($) shares	Apr. 11, 2023	Jul. 06, 2022 shares	Jul. 05, 2022 shares	Jul. 01, 2022 $ / shares	Jun. 10, 2022 shares	Dec. 31, 2020 $ / shares	Sep. 24, 2020 $ / shares shares	Sep. 22, 2020 $ / shares shares	Sep. 16, 2020 USD ($) shares	Jul. 02, 2020 shares	May 31, 2018 shares	Feb. 18, 2011 shares
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized																														60,000,000				60,000,000					60,000,000	60,000,000		60,000,000		60,000,000			60,000,000							30,000,000	60,000,000
Stock options granted																																															1,633
Number of shares granted																																												30,400			900
Common stock, par value | $ / shares																														$ 0.001				$ 0.001					$ 0.001	$ 0.001		$ 0.001		$ 0.001			$ 0.001
Preferred stock, shares authorized																														5,000,000				5,000,000					5,000,000	5,000,000		5,000,000		5,000,000			5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred stock, par value | $ / shares																														$ 0.001				$ 0.001					$ 0.001	$ 0.001		$ 0.001		$ 0.001			$ 0.001
Aggregate investment amount | $
Proceeds from Convertible Debt | $
Stock option expense | $																																								$ 131,060	$ 269,691			$ 444,503			$ 570,513
Options vested and exercisable
Exercise price | $ / shares																																		$ 96.90					$ 96.90					$ 96.90			$ 96.90											$ 102.9
Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock Issued During Period, Shares, New Issues																														8,767	[1]	2,725			30,158	[1]	5,567	[1]						223,904	[2]		449,037	[2]
Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized								100,000,000,000																						100,000,000,000					12,000,000,000					100,000,000,000	12,000,000,000	100,000,000,000	12,000,000,000			100,000,000,000			100,000,000,000										12,000,000,000	6,666,667		12,000,000,000
Number of warrants issued		298,571,429	16,393,443
Stock options granted																																														1,901,410,519
Common stock, par value | $ / shares																														$ 0.0001										$ 0.0001		$ 0.0001				$ 0.0001			$ 0.0001		$ 0.001					$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares authorized																														26,667										26,667		26,667				26,667			26,667
Preferred stock, shares outstanding																																														1,043			2,966
Preferred stock, par value | $ / shares																														$ 0.0001										$ 0.0001		$ 0.0001				$ 0.0001			$ 0.0001
Number of shares issued for conversion of convertible securities			(500)
Common stock issued upon conversion			500
Conversion of stock shares converted																																														280,475,491
Debt interest rate		10.00%	10.00%																																																		10.00%
Aggregate investment amount | $
Number of conversion of convertible securities, value | $			$ 1,000,000																															$ (1,618,238)
Dividends payable current and non current | $			$ 33,315
Sereis E preferred stock dividend | $																																		26,301	$ 39,890		39,452		$ 40,329							160,000			$ 159,890
Dividends payable | $																														$ 0										$ 0		0				40,329			13,151
Proceeds from Convertible Debt | $																																										$ 2,950,011	$ 2,425,000			$ 2,475,000
Number of share authorized																														1,901,410,519										1,901,410,519		1,901,410,519				1,901,410,519
Exercise price | $ / shares						$ 0.0036	$ 0.0036
Expected dividend yield																																										0.00%				0.00%
Expected volatility																																										365.10%				365.10%
Risk-free interest rate																																										2.82%				2.82%
Stock option expense | $						$ 7,985,924																								$ 333,248												$ 1,482,486				$ 6,015,622
Options vested and exercisable																																										1,651,962,645				1,353,744,175
Unvested stock based compensation expense | $																														487,817										$ 487,817		$ 487,817				$ 1,970,302
Aggregate intrinsic value | $																														$ 0										$ 0		$ 0
Exercise price | $ / shares																														$ 0.0036										$ 0.0036		$ 0.0036				$ 0.0036
Warrants outstanding																																														1,888,813,005
Unamortized discount | $																														$ 3,799,271										$ 3,799,271		$ 3,799,271				$ 2,028,719
Issuance of common stock in connection with settlement of accounts payable shares | $																																					$ 84,240									$ 84,240
Expected life (in years)																																														10 years
Warrants issued																																														1,888,813,005
Theralink Technologies Inc [Member] | Convertible note [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants exercisable | $ / shares																							$ 0.00313	$ 0.00313
Warrants valued | $																							$ 984,200
Warrants outstanding																							63,897,764	63,897,764
Theralink Technologies Inc [Member] | New Debentures [Member]
Subsidiary or Equity Method Investee [Line Items]
Debt interest rate			10.00%
Unamortized discount | $																																																				$ 14,100
Theralink Technologies Inc [Member] | Current Exercise Price [Member]
Subsidiary or Equity Method Investee [Line Items]
Share-based payment arrangement, option, exercise price range, lower range limit | $ / shares			$ 0.00366
Share-based payment arrangement, option, exercise price range,upper range limit | $ / shares			0.00476
Theralink Technologies Inc [Member] | New Exercise Price [Member]
Subsidiary or Equity Method Investee [Line Items]
Share-based payment arrangement, option, exercise price range,upper range limit | $ / shares			$ 0.003
Theralink Technologies Inc [Member] | Equity Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Exercise price | $ / shares																														$ 0.0025										$ 0.0025		$ 0.0025				$ 0.0035
Theralink Technologies Inc [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock Issued During Period, Shares, New Issues																																							1,436
Number of shares issued for conversion of convertible securities																																			(125,000,000)		(163,637,529)									(288,637,529)
Common stock issued upon conversion																																			125,000,000		163,637,529									288,637,529
Number of conversion of convertible securities, value | $																																			$ 12,500		$ 16,364									$ 28,864
Sereis E preferred stock dividend | $
Issuance of common stock in connection with settlement of accounts payable																																					26,913,738									26,913,738
Issuance of common stock in connection with settlement of accounts payable shares | $																																					$ 2,691									$ 2,691
Theralink Technologies Inc [Member] | Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of conversion of convertible securities, value | $
Sereis E preferred stock dividend | $
Issuance of common stock in connection with settlement of accounts payable shares | $
Theralink Technologies Inc [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Share based compensation, New related party debentures																																										2,608,654,988
Theralink Technologies Inc [Member] | Series A Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock designated																												1,333
Preferred stock, shares authorized																												26,667		1,333										1,333		1,333				1,333			1,333
Stockholder voting rights																												500
Preferred stock, shares issued																														667										667		667				667			667
Preferred stock, shares outstanding																														667										667		667				667			667
Preferred stock, par value | $ / shares																														$ 0.0001										$ 0.0001		$ 0.0001				$ 0.0001			$ 0.0001
Theralink Technologies Inc [Member] | Series A Preferred Stock [Member] | Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued for conversion of convertible securities
Common stock issued upon conversion
Theralink Technologies Inc [Member] | Series C One Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock designated																										3,000
Preferred stock, shares authorized																														3,000										3,000		3,000				3,000			3,000
Preferred stock, shares issued																														141										141		141				1,043			2,966
Preferred stock, shares outstanding																														141										141		141				1,043			2,966
Preferred stock, par value | $ / shares																										$ 0.0001				$ 0.0001										$ 0.0001		$ 0.0001				$ 0.0001			$ 0.0001
Conversion price | $ / shares																										$ 0.0275
Conversion percentage																										0.80
Conversion of stock shares converted																																														280,475,491
Preferred stock, stated value | $ / shares																										$ 4,128.42
Common stock issued for conversion																																														288,637,529
Common stock issued upon conversion																																														1,923
Theralink Technologies Inc [Member] | Series C One Preferred Stock [Member] | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion price | $ / shares																										$ 0.0275
Theralink Technologies Inc [Member] | Series C One Preferred Stock [Member] | Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock outstanding, percentage																										4.99%
Theralink Technologies Inc [Member] | Series C One Preferred Stock [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion price | $ / shares																										$ 0.0275
Conversion percentage																										0.80
Common stock outstanding, percentage																										4.99%
Number of shares issued for conversion of convertible securities																																														(288,637,529)
Common stock issued upon conversion																																														288,637,529
Theralink Technologies Inc [Member] | Series C One Preferred Stock [Member] | Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued for conversion of convertible securities																																		902	833		1,090									1,923
Common stock issued upon conversion																																		(902)	(833)		(1,090)									(1,923)
Theralink Technologies Inc [Member] | Series C Two Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock designated																										6,000
Preferred stock, shares authorized																														6,000										6,000		6,000				6,000			6,000
Preferred stock, shares issued																																														3,037			4,917
Preferred stock, shares outstanding																																														3,037			4,917
Preferred stock, par value | $ / shares																										$ 0.0001				$ 0.0001										$ 0.0001		$ 0.0001				$ 0.0001			$ 0.0001
Conversion price | $ / shares																										$ 0.00275
Conversion percentage																										0.80
Common stock outstanding, percentage																										4.99%
Conversion of stock shares converted																																														1,880
Preferred stock, stated value | $ / shares																										$ 410.27
Common stock issued for conversion																																														280,575,491
Common stock issued upon conversion																																														1,880
Theralink Technologies Inc [Member] | Series C Two Preferred Stock [Member] | Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock outstanding, percentage																										4.99%
Theralink Technologies Inc [Member] | Series C Two Preferred Stock [Member] | Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued for conversion of convertible securities																																		3,037
Common stock issued upon conversion																																		(3,037)
Theralink Technologies Inc [Member] | Series E Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized																									2,000
Preferred stock, par value | $ / shares																									$ 0.0001
Preferred stock, stated value | $ / shares																									$ 2,000
Debt interest rate																									8.00%
Preferred stock, conversion basis																									Each share of Series E Preferred Stock is convertible into shares of common stock any time after the initial issuance date at the conversion price which is the lesser of: (i) $0.00375 or (ii) 75% of the average closing price of the common stock during the prior five trading days on the principal market, subject to adjustment as provided in the Series E Certificate of Designation including a price protection provision for offerings below the conversion price, provided, however, the conversion price shall never be less than $0.0021. The number of shares of common stock issuable upon conversion shall be determined by multiplying the number of outstanding shares by the stated value per share of $2,000 plus accrued dividends and dividing that number by the conversion price.
Public offering, description																									In connection with, (i) a Change of Control of the Company or (ii) on the closing of, a Qualified Public Offering by the Company, all of the outstanding shares of Series E (including any fraction of a share) shall automatically convert into an aggregate number of shares of common stock (including any fraction of a share) by multiplying the number of outstanding shares by the stated value per share of $2,000 plus accrued dividends and dividing that number (including any fraction of a share) by the lesser of: (i) $0.00375 or (ii) 75% of the average closing price of the common stock during the prior five trading days on the principal market, subject to adjustment as provided in the Series E Certificate of Designation including a price protection provision for offerings below the conversion price. However, the conversion price shall never be less than $0.0021. If a closing of a Change of Control transaction or a Qualified Public Offering occurs, such automatic conversion of all of the outstanding shares of Series E shall be deemed to have been converted into shares of Common Stock immediately prior to the closing of such transaction or Qualified Public Offering.
Temporary equity, shares issued																																														1,000			1,000
Aggregate investment amount | $																																														$ 2,000,000			$ 2,000,000
Beneficial conversion feature amount | $																																																		$ 2,000,000
Sereis E preferred stock dividend | $																																										$ 26,301	119,671			$ 160,000			$ 159,890
Temporary equity, shares outstanding																																														1,000			1,000
Beneficial conversion feature amount | $																																																		$ 2,000,000
Theralink Technologies Inc [Member] | Series E Preferred Stock [Member] | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion price | $ / shares																																																	$ 0.00375
Theralink Technologies Inc [Member] | Series E Preferred Stock [Member] | Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion price | $ / shares																																																	$ 0.00313
Theralink Technologies Inc [Member] | Series F Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of warrants issued			63,897,764
Warrants exercisable | $ / shares			$ 0.003																		$ 0.00313	$ 0.00313							$ 0.00313
Preferred stock, shares authorized			500																		1,000	1,000							1,000
Preferred stock, par value | $ / shares																					$ 0.0001	$ 0.0001							$ 0.0001
Preferred stock, stated value | $ / shares																					$ 2,000	$ 2,000							$ 2,000
Debt interest rate																					8.00%	8.00%							8.00%
Preferred stock, conversion basis																					Each share of Series F Preferred Stock is convertible into shares of common stock any time after the initial issuance date at the conversion price which is the lesser of: (i) $0.00313 or (ii) 75% of the average closing price of the common stock during the prior five trading days on the principal market, subject to adjustment as provided in the Series F Certificate of Designation including a price protection provision for offerings below the conversion price, provided, however, the conversion price shall never be less than $0.0016. The number of shares of common stock issuable upon conversion shall be determined by multiplying the number of outstanding shares by the stated value per share of $2,000 plus additional amount by the conversion price.	Each share of Series F Preferred Stock is convertible into shares of common stock any time after the initial issuance date at the conversion price which is the lesser of: (i) $0.00313 or (ii) 75% of the average closing price of the common stock during the prior five trading days on the principal market, subject to adjustment as provided in the Series F Certificate of Designation including a price protection provision for offerings below the conversion price, provided, however, the conversion price shall never be less than $0.0016. The number of shares of common stock issuable upon conversion shall be determined by multiplying the number of outstanding shares by the stated value per share of $2,000 plus additional amount by the conversion price.
Public offering, description																					In connection with, (i) a Change of Control of the Company or (ii) on the closing of, a Qualified Public Offering by the Company, all of the outstanding shares of Series F Preferred Stock (including any fraction of a share) shall automatically convert along with the additional amount into an aggregate number of shares of common stock (including any fraction of a share) as is determined by dividing the number of shares of Series F Preferred Stock (including any fraction of a share) by the automatic conversion price then in effect. If a closing of a Change of Control transaction or a Qualified Public Offering occurs, such automatic conversion of all of the outstanding shares of Series F Preferred Stock shall be deemed to have been converted into shares of common stock immediately prior to the closing of such transaction or Qualified Public Offering.	In connection with, (i) a Change of Control of the Company or (ii) on the closing of, a Qualified Public Offering by the Company, all of the outstanding shares of Series F Preferred Stock (including any fraction of a share) shall automatically convert along with the additional amount into an aggregate number of shares of common stock (including any fraction of a share) as is determined by dividing the number of shares of Series F Preferred Stock (including any fraction of a share) by the automatic conversion price then in effect. If a closing of a Change of Control transaction or a Qualified Public Offering occurs, such automatic conversion of all of the outstanding shares of Series F Preferred Stock shall be deemed to have been converted into shares of common stock immediately prior to the closing of such transaction or Qualified Public Offering.
Temporary equity, shares issued																																														500
Aggregate investment amount | $																																														$ 1,000,000			$ 1,000,000
Sereis E preferred stock dividend | $																																										13,151	$ 59,836			80,000			6,728
Dividends payable | $																														$ 0										$ 0		$ 0				$ 20,164			$ 6,728
Temporary equity, shares outstanding																																														500
Beneficial conversion feature amount | $																																																	$ 42,808
Warrants valued | $																						$ 957,192
Warrants outstanding																					63,897,764	63,897,764							63,897,764
Shares issued																					500	500							500
Theralink Technologies Inc [Member] | Series F Preferred Stock [Member] | Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Temporary equity, shares issued																														0										0		0				500			500
Temporary equity, shares outstanding																														0										0		0				500			500
Restricted Stock Units (RSUs) [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares granted																											1,000
Two Thousand Twenty Twenty Two Plan [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of share authorized						1,901,410,519	1,901,410,519
Exercise price | $ / shares						$ 0.0036	$ 0.0036
First November Two Thousand Twenty One [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants exercisable | $ / shares																		$ 0.00366	$ 0.00366
Warrants valued | $																		$ 34,630	$ 990,048
Warrants outstanding																		218,579,234	54,644,811
Second November Two Thousand Twenty One [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants exercisable | $ / shares																		$ 0.00366	$ 0.00366
Warrants valued | $																		$ 22,429	$ 495,560
Warrants outstanding																		109,289,616	27,322,406
Third November Two Thousand Twenty One [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants exercisable | $ / shares																		$ 0.00366	$ 0.00366
Warrants valued | $																		$ 22,429	$ 495,560
Warrants outstanding																		109,289,616	27,322,406
First January Two Thousand Twenty Two [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants exercisable | $ / shares																	$ 0.00366
Warrants valued | $																	$ 472,403
Warrants outstanding																	136,612,022
Second January Two Thousand Twenty Two [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants exercisable | $ / shares																$ 0.00366
Warrants valued | $																$ 469,810
Warrants outstanding																136,612,022
First April Two Thousand Twenty Two [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants exercisable | $ / shares														$ 0.00476
Warrants valued | $														$ 89,815
Warrants outstanding														4,201,681
Second April Two Thousand Twenty Two [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants exercisable | $ / shares												$ 0.00476
Warrants valued | $												$ 335,593
Warrants outstanding												17,857,144
May Two Thousand Twenty Two [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants exercisable | $ / shares										$ 0.00476	$ 0.00476
Warrants valued | $											$ 178,449
Warrants outstanding										42,016,808	42,016,808
June Two Thousand Twenty Two [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants exercisable | $ / shares									$ 0.00476
Warrants valued | $									$ 5,924
Warrants outstanding									2,100,840
July 2022 [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants exercisable | $ / shares								$ 0.00476
Warrants valued | $								$ 8,190
Warrants outstanding								2,100,840
First November Two Thousand And Twenty One [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants exercisable | $ / shares			$ 0.003
Warrants outstanding			385,441,138
Second November Two Thousand And Twenty One [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants exercisable | $ / shares			$ 0.003
Warrants outstanding			566,406,072
Share-based payment arrangement, option, exercise price range, lower range limit | $ / shares			$ 0.00366
Share-based payment arrangement, option, exercise price range,upper range limit | $ / shares			0.00476
Second November Two Thousand And Twenty One [Member] | Theralink Technologies Inc [Member] | New Exercise Price [Member]
Subsidiary or Equity Method Investee [Line Items]
Share-based payment arrangement, option, exercise price range,upper range limit | $ / shares			$ 0.003
Related Party [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Unamortized discount | $																														$ 39,769										$ 39,769		$ 39,769
Non Qualified Stock Options [Member] | Various Employees [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock options granted																																								4,368				9,152
Vesting period																																								4 years				4 years
Fair market value, percentage																																								25.00%				25.00%
Remaining vesting percentage																																								75.00%				75.00%
Equity Option [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock capital shares reserved for future issuance													1,915,000,000
Stock options granted																																					0
Fair market value, percentage													110.00%
2018 Incentive Compensation Plan Member [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock capital shares reserved for future issuance																																																						66,667	33,333								33,333
Two Thousand Eleven Stock Option Plan [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of share authorized																																																																57
Securities Purchase Agreement [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Proceeds from Issuance of Warrants | $							$ 3,900,000
Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants exercisable | $ / shares																			$ 0.00366
Dividends payable current and non current | $			$ 464,992
Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | Series C One Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued for conversion of convertible securities			(902)
Common stock issued upon conversion			902
Stock issued during period, value, conversion of units | $			$ 372,303
Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | Series C Two Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued for conversion of convertible securities			(3,037)
Common stock issued upon conversion			3,037
Stock issued during period, value, conversion of units | $			$ 1,245,935
Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | Series E Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock Issued During Period, Shares, New Issues			1,000
Preferred stock, shares authorized			1,000
Number of shares issued for conversion of convertible securities			(1,000)
Common stock issued upon conversion			1,000
Temporary equity, shares issued																																																													1,000
Aggregate investment amount | $																																																													$ 2,000,000
Number of conversion of convertible securities, value | $			$ 2,000,000
Dividends payable current and non current | $			$ 66,630
Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | Series F Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock Issued During Period, Shares, New Issues			500
Dividends payable current and non current | $			$ 33,315
Securities Exchange Agreements [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants outstanding			2,608,654,988
Warrant reason for issuing, descriptions			The New Related Party Warrants and April 2023 Related Party Warrant are exercisable for five years and six months from the earlier of the maturity date of the New Related Party Debentures and the closing of the Qualified Financing, at an exercise price equal to (i) in the event that a Qualified Offering is consummated prior to the exercise of the New Related Party Warrant and April 2023 Related Party Warrant, the price per share at which the Qualified Offering is made (“Qualified Offering Price”), or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice. If there is no effective registration statement covering the resale of the shares underlying the New Related Party Warrants and April 2023 Related Party Warrant within 180 days following the closing of the Qualified Offering: (i) exercise may be via cashless exercise, and (ii) 5% additional Warrants will be issued by the Company to the holders for any portion of each month without such effective registration statement, up to a maximum of 25%.
Securities Exchange Agreements [Member] | Theralink Technologies Inc [Member] | New Debentures [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants outstanding			2,567,601,521
Securities Exchange Agreements [Member] | Theralink Technologies Inc [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Share based compensation, New related party debentures																																										2,564,340,702
Warrant reason for issuing, descriptions																																										in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the Qualified Offering Price, or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice.
Placement Agency Agreement [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of warrants issued																														124,489,795										124,489,795		124,489,795
Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of warrants issued		38,775,510
Purchase Agreement [Member] | Theralink Technologies Inc [Member] | New Debentures [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of warrants issued		298,571,429
Warrant reason for issuing, descriptions		The Warrants are exercisable for five years and six months from the earlier of the maturity date of the New Debentures and the closing of the Qualified Financing, at an exercise price equal to (i) in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the Qualified Offering Price, or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice. If there is no effective registration statement covering the resale of the shares underlying the Warrants within 180 days following the closing of the Qualified Offering: (i) exercise may be via cashless exercise, and (ii) 5% additional Warrants will be issued by the Company to the holders for any portion of each month without such effective registration statement, up to a maximum of 25%.
Purchase Agreement [Member] | Related Party [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of warrants issued																																																				44,314,286
Subscription Agreement [Member] | Theralink Technologies Inc [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Sale of stock number of shares issued in transaction																																														431,309,907			431,309,907
Purchase price | $																																														$ 1,350,000			$ 1,350,000
Sale of stock price per share | $ / shares																																																	$ 0.00313
Accredited Investors [Member] | Securities Purchase Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock Issued During Period, Shares, New Issues							172,149
Share price | $ / shares						$ 22.80	$ 22.80
Number of warrants issued						172,149	172,149
Warrants exercisable | $ / shares						$ 28.50	$ 28.50
Proceeds from Issuance of Warrants | $							$ 3,900,000
Executive [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares granted															3,333
Board Members [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares granted	8,767			10,000	10,000
Board Of Directors [Member] | Theralink Technologies Inc [Member] | Series A Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares issued																														667										667		667				667			667
Preferred stock, shares outstanding																														667										667		667				667			667
Board Of Directors [Member] | Theralink Technologies Inc [Member] | Series C One Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, par value | $ / shares																										$ 4,128.42
Board Of Directors [Member] | Theralink Technologies Inc [Member] | Series C Two Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, par value | $ / shares																										$ 410.27
Investors [Member] | Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Proceeds from Convertible Debt | $																						$ 1,000,000							$ 1,000,000
Investors [Member] | Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | Convertible note [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of warrants issued																																																									10,504,202
Debt interest rate										8.00%	8.00%								8.00%				8.00%	8.00%
Beneficial conversion feature amount | $																							$ 15,800	$ 15,800
Proceeds from Convertible Debt | $										$ 1,000,000	$ 1,000,000
Unamortized discount | $																																														$ 732,479
Investors [Member] | Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of warrants issued																		109,289,616
Warrants exercisable | $ / shares																							$ 0.00313	$ 0.00313
Number of shares issued for conversion of convertible securities																						(63,897,764)							(63,897,764)
Common stock issued upon conversion																						63,897,764							63,897,764
Proceeds from Convertible Debt | $																						$ 957,192							$ 957,192
Investors [Member] | Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | Warrant [Member] | Convertible note [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of warrants issued																							63,897,764	63,897,764
Investors [Member] | Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | Series F Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, par value | $ / shares																					$ 2,000	$ 2,000							$ 2,000
Preferred stock, stated value | $ / shares																					$ 2,000	$ 2,000							$ 2,000
Preferred stock, conversion basis																						The number of shares of common stock issuable upon conversion of the Series F Preferred is determined by dividing the stated value of the number of shares being converted, plus any accrued and unpaid dividends, by the lesser of: (i) $0.00313 and (ii) 75% of the average closing price of the Company’s common stock during the prior five trading days; provided, however, the conversion price shall never be less than $0.0016. In addition, the investor was issued a Warrant to purchase an amount of common stock equal to 20% of the shares of common stock issuable upon conversion of the Series F Preferred at an exercise price of $0.00313 per share (subject to adjustment as provided therein) until July 30, 2026. The Warrants are exercisable for cash at any time. The 63,897,764 Warrant was valued using the relative fair value method at $957,192 and the Series F Preferred stock had a grant date fair value $42,808 which was recorded as a BCF.							The number of shares of common stock issuable upon conversion of the Series F Preferred is determined by dividing the stated value of the number of shares being converted, plus any accrued and unpaid dividends, by the lesser of: (i) $0.00313 and (ii) 75% of the average closing price of the Company’s common stock during the prior five trading days; provided, however, the conversion price shall never be less than $0.0016. In addition, the investor was issued a Warrant to purchase an amount of common stock equal to 20% of the shares of common stock issuable upon conversion of the Series F Preferred at an exercise price of $0.00313 per share (subject to adjustment as provided therein) until July 30, 2026. The Warrants are exercisable for cash at any time. The 63,897,764 Warrant was valued using the relative fair value method at $957,192 and the Series F Preferred stock had a grant date fair value $42,808 which was recorded as a BCF.
Beneficial conversion feature amount | $																						$ 957,192
Sale of stock number of shares issued in transaction																						500							500
Proceeds from Convertible Debt | $																						$ 42,808							$ 42,808
Interest rate, percentage																					8.00%	8.00%							8.00%
Beneficial conversion feature amount | $																													$ 957,192
Warrants valued | $																						$ 957,192
Unamortized discount | $																					$ 957,192	$ 957,192							$ 957,192
Investors [Member] | Securities Exchange Agreements [Member] | Theralink Technologies Inc [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Share based compensation, New related party debentures																																										2,269,030,092
Warrant reason for issuing, descriptions																																										in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the Qualified Offering Price, or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice.
Two Consultants [Member] | Theralink Technologies Inc [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Share price | $ / shares																																														$ 0.00313
Issuance of common stock in connection with settlement of accounts payable																																														26,913,738
Issuance of common stock in connection with settlement of accounts payable shares | $																																														$ 84,240
Two Consultants [Member] | Theralink Technologies Inc [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants exercisable | $ / shares																$ 0.00366
Warrants valued | $																$ 54,595
Shares issued																16,393,443
Consultant [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares granted																				333
Consultant [Member] | Placement Agency Agreement [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of warrants issued																														16,000,000										16,000,000		16,000,000

[1]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 15)
[2]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 15)